Equity (Details 1) - Stock Options [Member] - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 23, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Number of Shares, Outstanding		50,000	49,000	105,000
Number of Shares, Granted	50,000		50,000
Number of Shares, Exercised
Number of Shares, Forfeited			(49,000)	(56,000)
Number of Shares, Outstanding		50,000	50,000	49,000
Number of Shares, Exercisable		10,000	1,000
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding		$ 0.50	$ 11.01	$ 11.03
Weighted Average Exercise Price, Granted			0.50
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited			11.92	10.26
Weighted Average Exercise Price, Outstanding		0.50	0.50	$ 11.01
Weighted Average Exercise Price, Exercisable		$ 0.50	$ 0.50
Weighted Average Remaining Contractual Life (years)
Weighted Average Remaining Contractual Life (years), Outstanding		9 years 2 months 12 days	10 years	2 years 7 months 6 days
Weighted Average Remaining Contractual Life (years), Exercisable	50 months	9 years 2 months 12 days	10 years